SEGMENT REPORTING (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Cash and due from banks	$ 229,098,272	$ 150,719,643	$ 197,594,880
Debt Securities at fair value through profit or loss	46,415,822	69,707,595	119,850,286
Loans and other financing	482,455,084	728,474,749
Other Debt Securities	251,180,541	839,975,567
Other Assets	1,048,858,282	377,111,636
TOTAL ASSETS	2,058,008,001	2,165,989,190
Deposits	1,548,928,056	1,705,009,583
Financing received from the Argentine Central Bank and others	2,691,969	17,219,834
Unsubordinated Debt Securities		1,748,271
Other liabilities	164,737,215	154,467,844
TOTAL LIABILITIES	1,716,357,240	1,878,445,532
Interest income	1,157,697,255	784,354,347	627,418,680
Interest Expense	(825,494,087)	(515,399,394)	(366,990,536)
Net interest income	332,203,168	268,954,953	260,428,144
Net income from financial instruments at fair value through profit or loss	138,081,046	56,821,678	53,923,603
Result from derecognition of financial assets measured at amortized cost	16,857,100	1,531,618	1,541,901
Exchange rate differences on gold and foreign currency	5,800,908	8,541,784	6,019,802
Net Income From Financial instruments And Exchange Rate Differences	160,739,054	66,895,080	61,485,306
Net Financial Income	492,942,222	335,850,033	321,913,450
Services Fee Income	93,125,252	94,478,177	101,091,634
Services Fee Expenses	(24,176,077)	(33,392,724)	(30,818,243)
Income from insurance activities	14,431,313	14,104,154	13,777,397
Net Service Fee Income	83,380,488	75,189,607	84,050,788
Subtotal	576,322,710	411,039,640	405,964,238
Result from exposure to changes in the purchasing power of money	(108,923,511)	(55,271,939)	(47,361,901)
Other operating income	23,688,747	32,671,074	32,616,164
Loan loss provisions	(33,640,071)	(44,129,627)	(54,168,977)
Net operating income	457,447,875	344,309,148	337,049,524
Personnel expenses	(160,395,452)	(167,825,508)	(155,237,181)
Administration expenses	(84,438,694)	(88,946,808)	(93,147,074)
Depreciations and impairment non-financial assets	(31,931,273)	(31,447,803)	(25,629,749)
Other operating expenses	(94,289,712)	(82,925,021)	(71,870,346)
Operating income (loss)	86,392,744	(26,835,992)	(8,834,826)
Result before taxes	86,392,744	(26,835,992)	(8,834,826)
Income tax	(34,734,935)	11,164,078	(1,697,922)
Net (loss) / income	51,657,809	(15,671,914)	(10,532,748)
Net (loss) / income for the year attributable to owners of the parent	51,615,837	(15,654,911)	(10,521,726)
Net Income / (Loss) for the year attributable to non-controlling interests	41,972	(17,003)	(11,022)
Other comprehensive (loss) / income	3,308,098	(3,615,999)	(325,915)
Other comprehensive (loss) / income attributable to owners of the parent company	3,304,317	(3,612,173)	(325,499)
Other comprehensive Income / (loss) attributable to non-controlling interest	3,781	(3,826)	(416)
Comprehensive (loss) / income for the year	54,965,907	(19,287,913)	(10,858,663)
Comprehensive (loss) / income attributable to owners of the parent company	54,920,154	(19,267,084)	(10,847,225)
Comprehensive income (loss) attributable to non-controlling interest	45,753	(20,829)	(11,438)
Adjustments
Disclosure of operating segments [line items]
Cash and due from banks	1,454,013	(392,200)
Debt Securities at fair value through profit or loss	4,166,230	14,657,027
Loans and other financing	(179,500)	1,475,353
Other Debt Securities	7,008,261	(14,616,864)
Other Assets	(3,606,804)	14,834,158
TOTAL ASSETS	8,842,200	15,957,474
Deposits	(220,173)	(1,553,532)
Financing received from the Argentine Central Bank and others	(152,309)	(2,438,549)
Other liabilities	46,647,696	56,254,181
TOTAL LIABILITIES	46,275,214	52,262,100
Interest income	6,195,807	(13,600,042)	(9,724,588)
Interest Expense	(246,052)	14,452,176	9,821,874
Net interest income	5,949,755	852,134	97,286
Net income from financial instruments at fair value through profit or loss	3,506,459	(905,043)	876,912
Result from derecognition of financial assets measured at amortized cost	1,008,741	(18,831)	(143,356)
Exchange rate differences on gold and foreign currency	2,995,241	1,323,851	552,378
Net Income From Financial instruments And Exchange Rate Differences	7,510,441	399,977	1,285,934
Net Financial Income	13,460,196	1,252,111	1,383,220
Services Fee Income	(1,697,717)	(2,200,968)	(2,087,967)
Services Fee Expenses		581,461	972,335
Income from insurance activities	1,286,472	1,539,313	1,791,460
Net Service Fee Income	(411,245)	(80,194)	675,828
Subtotal	13,048,951	1,171,917	2,059,048
Result from exposure to changes in the purchasing power of money	(13,021,360)	(8,017,974)	(3,812,478)
Other operating income	(1,218,310)	1,857,874	(1,408,313)
Loan loss provisions	(86,278)	(30,445)
Net operating income	(1,276,997)	(5,018,628)	(3,161,743)
Personnel expenses	(159,299)	(148,706)	(220,870)
Administration expenses	1,678,242	1,567,678	1,182,247
Depreciations and impairment non-financial assets	(402,553)	1,160,058	(568,694)
Other operating expenses	(1,301,716)	28,642	(243,063)
Operating income (loss)	(1,462,323)	(2,410,956)	(3,012,123)
Income from associates and joint ventures	(48,675)	33,240	(32,835)
Result before taxes	(1,510,998)	(2,377,716)	(3,044,958)
Income tax	(891,606)	495,993	(382,488)
Net (loss) / income	(2,402,604)	(1,881,723)	(3,427,446)
Net (loss) / income for the year attributable to owners of the parent	(2,444,576)	(1,864,720)	(3,416,424)
Net Income / (Loss) for the year attributable to non-controlling interests	41,972	(17,003)	(11,022)
Other comprehensive (loss) / income	(205,586)	(121,436)	82,649
Other comprehensive (loss) / income attributable to owners of the parent company	(209,367)	(117,610)	83,065
Other comprehensive Income / (loss) attributable to non-controlling interest	3,781	(3,826)	(416)
Comprehensive (loss) / income for the year	(2,608,190)	(2,003,159)	(3,344,797)
Comprehensive (loss) / income attributable to owners of the parent company	(2,653,943)	(1,982,330)	(3,333,359)
Comprehensive income (loss) attributable to non-controlling interest	45,753	(20,829)	(11,438)
Personal and Business Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	110,764,865	58,275,322
Debt Securities at fair value through profit or loss	468,851	227,144
Loans and other financing	259,366,382	449,229,800
Other Debt Securities	795,893
Other Assets	67,222,373	63,254,083
TOTAL ASSETS	438,618,364	570,986,349
Deposits	580,111,750	763,209,849
Financing received from the Argentine Central Bank and others	46,543	110,257
Unsubordinated Debt Securities		40,091
Other liabilities	59,517,338	59,032,522
TOTAL LIABILITIES	639,675,631	822,392,719
Interest income	254,580,954	214,375,398	186,358,164
Interest Expense	(292,693,459)	(157,864,290)	(98,489,444)
Distribution of results by Treasury	203,751,598	51,369,892	31,144,193
Net interest income	165,639,093	107,881,000	119,012,913
Net income from financial instruments at fair value through profit or loss	1,352,209	1,336
Result from derecognition of financial assets measured at amortized cost	145,846
Exchange rate differences on gold and foreign currency	(5,818,881)	1,968,725	1,920,588
Net Income From Financial instruments And Exchange Rate Differences	(4,320,826)	1,970,061	1,920,588
Net Financial Income	161,318,267	109,851,061	120,933,501
Services Fee Income	60,345,902	62,377,536	63,869,023
Services Fee Expenses	(21,318,192)	(21,475,356)	(20,897,502)
Net Service Fee Income	39,027,710	40,902,180	42,971,521
Subtotal	200,345,977	150,753,241	163,905,022
Result from exposure to changes in the purchasing power of money	26,191,260	37,872,214	18,058,162
Other operating income	11,608,309	12,487,079	7,919,897
Loan loss provisions	(26,289,775)	(30,523,909)	(25,163,793)
Net operating income	211,855,771	170,588,625	164,719,288
Personnel expenses	(117,449,867)	(115,308,075)	(110,560,426)
Administration expenses	(69,151,750)	(64,711,586)	(67,180,251)
Depreciations and impairment non-financial assets	(26,154,603)	(21,254,848)	(20,074,545)
Other operating expenses	(43,762,028)	(34,757,496)	(31,693,687)
Operating income (loss)	(44,662,477)	(65,443,380)	(64,789,621)
Result before taxes	(44,662,477)	(65,443,380)	(64,789,621)
Income tax	13,997,503	23,211,328	22,571,803
Net (loss) / income	(30,664,974)	(42,232,052)	(42,217,818)
Net (loss) / income for the year attributable to owners of the parent	(30,664,974)	(42,232,052)	(42,217,818)
Other comprehensive (loss) / income	(180,325)	(426,940)	(140,896)
Other comprehensive (loss) / income attributable to owners of the parent company	(180,325)	(426,940)	(140,896)
Comprehensive (loss) / income for the year	(30,845,299)	(42,658,992)	(42,358,714)
Comprehensive (loss) / income attributable to owners of the parent company	(30,845,299)	(42,658,992)	(42,358,714)
Corporate Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	3,027,754	2,380,207
Debt Securities at fair value through profit or loss	844,260	5,038,501
Loans and other financing	196,646,291	256,549,503
Other Assets	24,588,393	16,103,120
TOTAL ASSETS	225,106,698	280,071,331
Deposits	215,174,968	198,010,241
Financing received from the Argentine Central Bank and others		274
Unsubordinated Debt Securities		13,615
Other liabilities	17,715,652	12,079,574
TOTAL LIABILITIES	232,890,620	210,103,704
Interest income	161,646,276	111,858,986	117,994,415
Interest Expense	(99,562,805)	(33,085,907)	(18,436,833)
Distribution of results by Treasury	9,161,791	(34,182,339)	(55,658,692)
Net interest income	71,245,262	44,590,740	43,898,890
Net income from financial instruments at fair value through profit or loss	(13,487)
Exchange rate differences on gold and foreign currency	(7,469,756)	457,234	525,145
Net Income From Financial instruments And Exchange Rate Differences	(7,483,243)	457,234	525,145
Net Financial Income	63,762,019	45,047,974	44,424,035
Services Fee Income	7,459,745	6,893,759	6,299,126
Services Fee Expenses	(1,343,255)	(1,868,630)	(2,064,100)
Net Service Fee Income	6,116,490	5,025,129	4,235,026
Subtotal	69,878,509	50,073,103	48,659,061
Result from exposure to changes in the purchasing power of money	(6,733,931)	(18,647,878)	(11,257,365)
Other operating income	5,803,159	10,998,295	8,249,419
Loan loss provisions	(5,176,215)	(1,542,944)	(5,009,029)
Net operating income	63,771,522	40,880,576	40,642,086
Personnel expenses	(20,814,845)	(17,071,099)	(11,636,310)
Administration expenses	(4,772,122)	(5,507,484)	(4,863,041)
Depreciations and impairment non-financial assets	(3,532,728)	(3,205,132)	(1,906,341)
Other operating expenses	(18,470,438)	(10,403,323)	(13,057,587)
Operating income (loss)	16,181,389	4,693,538	9,178,807
Result before taxes	16,181,389	4,693,538	9,178,807
Income tax	(5,877,263)	(307,512)	(3,080,448)
Net (loss) / income	10,304,126	4,386,026	6,098,359
Net (loss) / income for the year attributable to owners of the parent	10,304,126	4,386,026	6,098,359
Other comprehensive (loss) / income	(90,134)	(150,528)	(87,291)
Other comprehensive (loss) / income attributable to owners of the parent company	(90,134)	(150,528)	(87,291)
Comprehensive (loss) / income for the year	10,213,992	4,235,498	6,011,068
Comprehensive (loss) / income attributable to owners of the parent company	10,213,992	4,235,498	6,011,068
Bank Treasury | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	110,072,448	88,588,717
Debt Securities at fair value through profit or loss	29,465,234	47,241,094
Loans and other financing	25,996,149	20,453,668
Other Debt Securities	242,620,591	850,392,965
Other Assets	917,851,229	201,370,177
TOTAL ASSETS	1,326,005,651	1,208,046,621
Deposits	753,861,511	732,444,284
Financing received from the Argentine Central Bank and others	2,645,426	17,109,321
Unsubordinated Debt Securities		1,694,565
Other liabilities	28,866,321	16,735,601
TOTAL LIABILITIES	785,373,258	767,983,771
Interest income	731,623,996	436,230,689	284,642,353
Interest Expense	(432,510,602)	(313,718,114)	(236,628,292)
Distribution of results by Treasury	(212,913,389)	(17,187,553)	24,514,499
Net interest income	86,200,005	105,325,022	72,528,560
Net income from financial instruments at fair value through profit or loss	116,387,674	45,944,093	44,748,073
Result from derecognition of financial assets measured at amortized cost	15,702,513	1,550,449	1,685,257
Exchange rate differences on gold and foreign currency	12,474,869	4,613,361	2,436,715
Net Income From Financial instruments And Exchange Rate Differences	144,565,056	52,107,903	48,870,045
Net Financial Income	230,765,061	157,432,925	121,398,605
Services Fee Income	570,174	543,986	374,013
Services Fee Expenses	(569,742)	(1,076,739)	(1,032,045)
Net Service Fee Income	432	(532,753)	(658,032)
Subtotal	230,765,493	156,900,172	120,740,573
Result from exposure to changes in the purchasing power of money	(95,667,720)	(60,474,004)	(39,021,857)
Other operating income	4,374,320	841,224	12,567,064
Loan loss provisions	(2,087,803)	(1,300,479)	(191,824)
Net operating income	137,384,290	95,966,913	94,093,956
Personnel expenses	(10,139,447)	(8,864,191)	(6,686,701)
Administration expenses	(3,847,512)	(4,258,356)	(4,737,588)
Depreciations and impairment non-financial assets	(1,277,255)	(1,407,886)	(1,278,848)
Other operating expenses	(28,433,229)	(26,369,000)	(19,018,428)
Operating income (loss)	93,686,847	55,067,480	62,372,391
Result before taxes	93,686,847	55,067,480	62,372,391
Income tax	(33,443,115)	(19,563,369)	(20,205,511)
Net (loss) / income	60,243,732	35,504,111	42,166,880
Net (loss) / income for the year attributable to owners of the parent	60,243,732	35,504,111	42,166,880
Other comprehensive (loss) / income	3,991,429	(3,157,614)	(175,737)
Other comprehensive (loss) / income attributable to owners of the parent company	3,991,429	(3,157,614)	(175,737)
Comprehensive (loss) / income for the year	64,235,161	32,346,497	41,991,143
Comprehensive (loss) / income attributable to owners of the parent company	64,235,161	32,346,497	41,991,143
Consumer Finance | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks		684,493
Debt Securities at fair value through profit or loss		2,455,216
Loans and other financing		182,211
Other Assets		40,552,902
TOTAL ASSETS		43,874,822
Deposits		12,681,248
Financing received from the Argentine Central Bank and others		923,168
Other liabilities		4,031,144
TOTAL LIABILITIES		17,635,560
Interest income		35,329,337	48,093,046
Interest Expense		(25,112,121)	(23,257,841)
Net interest income		10,217,216	24,835,205
Net income from financial instruments at fair value through profit or loss		3,303,521	2,222,392
Exchange rate differences on gold and foreign currency		(103,615)	87,060
Net Income From Financial instruments And Exchange Rate Differences		3,199,906	2,309,452
Net Financial Income		13,417,122	27,144,657
Services Fee Income		9,186,376	16,364,490
Services Fee Expenses		(7,559,987)	(6,956,535)
Net Service Fee Income		1,626,389	9,407,955
Subtotal		15,043,511	36,552,612
Result from exposure to changes in the purchasing power of money		3,871,837	(4,242,403)
Other operating income		5,356,171	4,704,706
Loan loss provisions		(10,690,115)	(23,804,331)
Net operating income		13,581,404	13,210,584
Personnel expenses		(11,966,054)	(15,896,158)
Administration expenses		(9,642,784)	(10,671,255)
Depreciations and impairment non-financial assets		(6,094,229)	(1,240,791)
Other operating expenses		(9,905,152)	(6,507,517)
Operating income (loss)		(24,026,815)	(21,105,137)
Income from associates and joint ventures		(159,659)	32,835
Result before taxes		(24,186,474)	(21,072,302)
Income tax		10,220,414	2,046,011
Net (loss) / income		(13,966,060)	(19,026,291)
Net (loss) / income for the year attributable to owners of the parent		(13,966,060)	(19,026,291)
Comprehensive (loss) / income for the year		(13,966,060)	(19,026,291)
Comprehensive (loss) / income attributable to owners of the parent company		(13,966,060)	(19,026,291)
Insurance [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	4,253	6,309
Debt Securities at fair value through profit or loss	5,333,658
Loans and other financing	16,219	13,431
Other Debt Securities	755,780	3,590,633
Other Assets	8,213,004	7,944,996
TOTAL ASSETS	14,322,914	11,555,369
Other liabilities	3,943,266	2,296,080
TOTAL LIABILITIES	3,943,266	2,296,080
Interest income	185,695	14,508	8,626
Net interest income	185,695	14,508	8,626
Net income from financial instruments at fair value through profit or loss	11,047,489	4,455,319	3,485,461
Exchange rate differences on gold and foreign currency	1,050	62	3,955
Net Income From Financial instruments And Exchange Rate Differences	11,048,539	4,455,381	3,489,416
Net Financial Income	11,234,234	4,469,889	3,498,042
Income from insurance activities	13,144,841	12,564,841	11,985,937
Net Service Fee Income	13,144,841	12,564,841	11,985,937
Subtotal	24,379,075	17,034,730	15,483,979
Result from exposure to changes in the purchasing power of money	(11,650,236)	(6,015,994)	(4,341,278)
Other operating income	44,079	74,999	91,093
Loan loss provisions		(37,332)
Net operating income	12,772,918	11,056,403	11,233,794
Personnel expenses	(3,751,633)	(3,600,181)	(3,434,253)
Administration expenses	(3,141,695)	(2,527,135)	(2,984,659)
Depreciations and impairment non-financial assets	(273,688)	(337,874)	(289,204)
Other operating expenses	(2,842)	(1,445)	(99,015)
Operating income (loss)	5,603,060	4,589,768	4,426,663
Result before taxes	5,603,060	4,589,768	4,426,663
Income tax	(2,001,090)	(1,912,267)	(1,151,570)
Net (loss) / income	3,601,970	2,677,501	3,275,093
Net (loss) / income for the year attributable to owners of the parent	3,601,970	2,677,501	3,275,093
Other comprehensive (loss) / income	(650,143)	50,398	(7,097)
Other comprehensive (loss) / income attributable to owners of the parent company	(650,143)	50,398	(7,097)
Comprehensive (loss) / income for the year	2,951,827	2,727,899	3,267,996
Comprehensive (loss) / income attributable to owners of the parent company	2,951,827	2,727,899	3,267,996
Asset Management and Other Services | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	3,774,939	1,176,795
Debt Securities at fair value through profit or loss	6,137,589	88,613
Loans and other financing	609,543	570,783
Other Debt Securities	16	608,833
Other Assets	34,590,087	33,052,200
TOTAL ASSETS	45,112,174	35,497,224
Deposits		217,493
Financing received from the Argentine Central Bank and others	152,309	1,515,363
Other liabilities	8,046,942	4,038,742
TOTAL LIABILITIES	8,199,251	5,771,598
Interest income	3,464,527	145,471	46,664
Interest Expense	(481,169)	(71,138)
Net interest income	2,983,358	74,333	46,664
Net income from financial instruments at fair value through profit or loss	5,800,702	4,022,452	2,590,765
Exchange rate differences on gold and foreign currency	3,618,385	282,166	493,961
Net Income From Financial instruments And Exchange Rate Differences	9,419,087	4,304,618	3,084,726
Net Financial Income	12,402,445	4,378,951	3,131,390
Services Fee Income	26,447,148	17,677,488	16,272,949
Services Fee Expenses	(944,888)	(1,993,473)	(840,396)
Net Service Fee Income	25,502,260	15,684,015	15,432,553
Subtotal	37,904,705	20,062,966	18,563,943
Result from exposure to changes in the purchasing power of money	(8,041,524)	(3,860,140)	(2,744,682)
Other operating income	3,077,190	1,055,432	492,298
Loan loss provisions		(4,403)
Net operating income	32,940,371	17,253,855	16,311,559
Personnel expenses	(8,080,361)	(10,867,202)	(6,802,463)
Administration expenses	(5,203,857)	(3,867,141)	(3,892,527)
Depreciations and impairment non-financial assets	(290,446)	(307,892)	(271,326)
Other operating expenses	(2,319,459)	(1,517,247)	(1,251,049)
Operating income (loss)	17,046,248	694,373	4,094,194
Income from associates and joint ventures	48,675	126,419
Result before taxes	17,094,923	820,792	4,094,194
Income tax	(6,519,364)	(980,509)	(1,495,719)
Net (loss) / income	10,575,559	(159,717)	2,598,475
Net (loss) / income for the year attributable to owners of the parent	10,575,559	(159,717)	2,598,475
Other comprehensive (loss) / income	442,857	190,121	2,457
Other comprehensive (loss) / income attributable to owners of the parent company	442,857	190,121	2,457
Comprehensive (loss) / income for the year	11,018,416	30,404	2,600,932
Comprehensive (loss) / income attributable to owners of the parent company	$ 11,018,416	$ 30,404	$ 2,600,932